Contingent and Deferred Consideration Payable (Tables)	9 Months Ended
Sep. 30, 2023
Contingent And Deferred Consideration Payable [Abstract]
Schedule of Contingent Consideration Payable

Contingent and deferred consideration payable is comprised of the following balances:

Balance at December 31, 2022	$27,146
Payments made during the period	(9,210)
Additions in the period	658
Fair value loss and other	423
Balance at September 30, 2023	$19,017
Current	$10,639
Non-current	$8,378